Note 28 - Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Asset, after Allowance for Credit Loss, Total	$ 107,679	$ 78,941
Contract with Customer, Asset, after Allowance for Credit Loss, Current, Total	91,924	71,294
Contract with Customer, Liability, Current	25,616	30,397
Contract with Customer, Liability, Revenue Recognized	28,165	19,076
Capital Markets [Member]
Revenue Not from Contract with Customer	48,244	90,970
Other Revenue [Member]
Revenue Not from Contract with Customer	$ 53,105	$ 47,671